Prepaid Expenses	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Prepaid Expenses
10. Prepaid Expenses

	12/31/2019	12/31/2018
Rents (1)	37,106	413,799
Advertising and publicity	24,857	54,011
Deferred Stock Plan, net (see Note 8.c)	15,965	22,737
Insurance premiums	61,884	52,607
Software maintenance	21,759	21,667
Other prepaid expenses	19,000	21,844

	180,571	586,665

Current	111,355	187,570
Non-current	69,216	399,095

(1)	After the adoption of IFRS16, some agreements were transferred to right to use assets (see Note 2.y).